Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	115,000,000	100,000,000
Common stock, shares issued (in shares)	84,683,063	68,629,575
Common stock, shares outstanding (in shares)	84,683,063	68,629,575